Capital Leases	12 Months Ended
Dec. 31, 2012
Capital Leases [Abstract]
Capital Leases
22.	Capital Leases:

The Company leases Barge PT 22 under a capital lease, with a gross amount capitalized of $4,778 and accumulated depreciation of $720 as at December 31, 2012.

The annual future minimum lease payments under the capital lease of Barge PT 22, together with the present value of the net minimum lease payments required to be made after December 31, 2012, are as follows:

Amount
2013	1,267
2014	422
Total minimum lease payments	1,689
Less: imputed interest	(92)
Present value of minimum lease payments	1,597
Current portion of capitalized lease obligations	1,182
Long-term capitalized lease obligations	$415